Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ADAPTIVE ALPHA OPPORTUNITIES ETF | Adaptive Alpha Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	15.72%	18.27%	(18.45%)	14.92%	36.93%	23.72%	(8.20%)	27.64%	11.65%	(5.71%)
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF
Prospectus [Line Items]
Annual Return [Percent]	9.11%	6.52%	(12.35%)	0.65%	0.23%	4.48%	4.79%	4.89%	7.56%	(1.39%)
RH TACTICAL OUTLOOK ETF | RH Tactical Outlook ETF
Prospectus [Line Items]
Annual Return [Percent]	18.35%	7.57%	(19.69%)	21.34%	0.53%	17.04%	(0.90%)	17.18%	5.08%	(3.73%)
RH Tactical Rotation ETF | RH Tactical Rotation ETF
Prospectus [Line Items]
Annual Return [Percent]	22.55%	10.38%	(19.85%)	18.92%	0.88%	13.83%	(8.42%)	16.90%	6.32%	(2.89%)